Dividends (Details) - GBP (£) £ / shares in Units, £ in Millions		12 Months Ended
	Jun. 02, 2017	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Summary Of Dividends [Line Items]
Cash dividends paid (GBP per share)		£ 0.4652	£ 1.28965	£ 0.4351
Dividends paid		£ 1,160	£ 4,487	£ 1,463
Scrip dividend		£ 413	£ 209	£ 183
Interim dividend in respect of the current year
Summary Of Dividends [Line Items]
Cash dividends paid (GBP per share)		£ 0.1608	£ 0.1549	£ 0.1517
Dividends paid		£ 450	£ 346	£ 540
Scrip dividend		£ 94	£ 176	£ 32
Special dividend
Summary Of Dividends [Line Items]
Cash dividends paid (GBP per share)	£ 0.84375	£ 0.0000	£ 0.84375	£ 0.0000
Dividends paid	£ 3,171	£ 0	£ 3,171	£ 0
Scrip dividend		£ 0	£ 0	£ 0
Final dividend in respect of the prior year
Summary Of Dividends [Line Items]
Cash dividends paid (GBP per share)		£ 0.3044	£ 0.2910	£ 0.2834
Dividends paid		£ 710	£ 970	£ 923
Scrip dividend		£ 319	£ 33	£ 151